Related parties (Details) (USD $)	12 Months Ended			2 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	May 20, 2013
Related Party Transaction [Line Items]
Loan to Diana Containerships Inc.		$ 50,000,000
Other revenues	0	447,000	2,447,000
Due to related parties	281,000	221,000
Due from related parties, current	57,000	86,000
Due from related parties, non-current	50,866,000	50,233,000
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,765,000	2,640,000	2,957,000
Due to related parties	281,000	196,000
[EquityMethodInvesteeMember] | [ManagementAgreementsMember]
Related Party Transaction [Line Items]
Monthly Management Fee Operating Vessels			15,000	15,000
Monthly Management Fee Laid Up Vessels			20,000	20,000
Revenue Commission Percentage			1.00%	1.00%
Monthly Administrative Fee			10,000	10,000
Related Party Transaction, Date of expiration				Mar. 01, 2013
Other revenues	0	447,000	2,447,000
Due to related parties	0	0
[EquityMethodInvesteeMember] | [LoansReceivableMember]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date					May 20, 2013
Related Party Transaction, Date of expiration					Aug. 20, 2017
Loan to Diana Containerships Inc.					50,000,000
Margin over Libor from agreement with Diana Containerships Inc.					5.00%
Back End Fee					1.25%
Due from related parties, current	57,000	86,000
Due from related parties, non-current	50,866,000	50,233,000
Interest income from loan with Diana Containerships Inc.	3,246,000	1,196,000
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee			2,384,000
Monthly Brokerage Fee	104,000	208,000
Related Party Transaction, Amounts of Transaction	1,250,000	2,481,000	2,384,000
Due to related parties	$ 0	$ 25,000